Shareholder Report, Line Graph (Details) 194063_Innovator Equity Defined Protection ETF - 1 Yr September_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Aug. 30, 2024	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 1 Yr September
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Equity Defined Protection ETF - 1 Yr September NAV
Accumulated Value	$ 10,086	$ 10,000	$ 10,812
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	10,121	10,000	$ 12,292
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500
Accumulated Value	$ 10,101	$ 10,000	$ 12,110